Income Tax	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Income Tax

6. Income Tax

The following table illustrates the current and deferred taxes for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)		(Euros in thousands)
Current income tax	—	—	—	—
Deferred income tax	274	1,001	222	1,996
Taxes on income	274	1,001	222	1,996

During the three and six months ended June 30, 2026 and 2025, the Group generated a net loss. Correspondingly the Group did not recognize a current income tax expense and no equivalent current tax liability for the three and six months ended June 30, 2026 and 2025.

During the three months ended June 30, 2026 and 2025, the deferred tax liability decreased by €0.3 million and €1.0 million and during the six months ended June 30, 2026 and 2025 by €0.2 million and €2.0 million, respectively, due to a decrease in temporary differences and correspondingly the Group recognized a deferred income tax benefit.

Immatics paid income tax of €1.3 million during the six months ended June 30, 2026, for income tax prepayments that the Group expects to claim back in full.

Immatics did not receive an income tax refund during the six months ended June 30, 2026, related to income tax prepayments made in prior periods.

The Group calculated the current income tax expense based on the taxable income for the respective period. The Group took into account the tax losses carried forward that can be used to offset the taxable income generated for the purpose of income tax calculation for each entity. In accordance with §10d para 2 EStG (German income tax code), 70% (corporate tax) / 60% (trade tax) of income of a given year can be offset with tax losses carried forward. Accordingly, 30% / 40% of the income before tax is subject to income tax. Due to the limitations on ability to offset deferred tax liabilities with tax losses carried forward in accordance with §10d para 2 EStG, Immatics N.V. and Immatics GmbH need to account for all deferred tax liabilities for taxable temporary differences whereas deferred tax assets on losses carried forward can only be recognized to a certain percentage.

Since Immatics N.V., Immatics GmbH and Immatics US, Inc. did not generate taxable income during the three and six months ended June 30, 2026 and 2025, no current income tax expense is recognized, respectively.

During the three and six months ended June 30, 2026 and 2025, the Group’s German operations were subject to a statutory tax rate of 30.6% and 30.2%, respectively, and the Group’s U.S. operations were subject to a federal corporate income tax rate of 21%.

Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.